MATERIAL ACCOUNTING POLICY INFORMATION	6 Months Ended
Jun. 30, 2023
Disclosure of Significant Accounting Policies [Abstract]
MATERIAL ACCOUNTING POLICY INFORMATION	MATERIAL ACCOUNTING POLICY INFORMATION
a)Statement of Compliance
The consolidated financial statements have been prepared in accordance with International Accounting Standard (“IAS”) 34 Interim Financial Reporting as issued by the International Accounting Standards Board (“IASB”) on a basis consistent with the accounting policies disclosed in the audited consolidated financial statements for the fiscal year ended December 31, 2022.
The consolidated financial statements should be read in conjunction with the most recently issued consolidated financial statements of the company for the year ended December 31, 2022 which includes information necessary or useful to understanding the company’s businesses and financial statement presentation. In particular, the company’s accounting policies were presented in Note 2, Significant Accounting Policies, of the consolidated financial statements for the year ended December 31, 2022 that were included in that report.
The consolidated financial statements are unaudited and reflect any adjustments (consisting of normal recurring adjustments) that are, in the opinion of management, necessary for fair statement of results for the interim periods in accordance with International Financial Reporting Standards (“IFRS”) as issued by the IASB.
The results reported in these consolidated financial statements should not be regarded as necessarily indicative of results that may be expected for the entire year. The consolidated financial statements were authorized for issuance by the Board of Directors of the company on August 9, 2023.
b)    Estimates
The preparation of the interim financial statements in accordance with IAS 34 requires the use of certain critical accounting estimates and assumptions. It also requires management to exercise judgment in applying the company’s accounting policies. The accounting policies and critical estimates and assumptions have been set out in Note 2, Significant Accounting Policies, of the company’s consolidated financial statements for the year ended December 31, 2022 and have been consistently applied in the preparation of the interim financial statements as of and for the three and six months ended June 30, 2023.
c)    Adoption of Accounting Standards
The company has applied new and revised standards issued by the IASB that are effective for the period beginning on or after January 1, 2023. The new standards were applied as follows:
i.    IFRS 17 – Insurance Contracts (“IFRS 17”)
IFRS 17 establishes principles for the recognition, measurement, presentation and disclosure of insurance contracts. IFRS 17 supersedes IFRS 4, Insurance Contracts (“IFRS 4”) and related interpretations.
The company adopted IFRS 17 effective January 1, 2023 and the adoption did not have a significant impact on our company’s financial reporting.
ii.    Amendments to IAS 1 – Presentation of Financial Statements (“IAS 1”)
The amendments clarify the requirement for companies to identify and disclose its material accounting policies instead of its significant accounting policies. The amendments to IAS 1 apply to annual reporting periods beginning on or after January 1, 2023.
The adoption did not have a significant impact on our company’s financial reporting.
iii.    International Tax Reform – Pillar Two Model Rules (Amendments to IAS 12)
In May 2023, the IASB issued amendments to IAS 12 “Income Taxes” to give entities temporary mandatory relief from accounting for deferred taxes arising from Organization for Economic Co-operation and Development’s (“OECD”) international tax reform. The amendments are effective immediately upon their issue and retrospectively in accordance with IAS 8 “Accounting Policies, Changes in Accounting Estimates and Errors” except for some targeted disclosure requirements which become effective for annual reporting periods beginning on or after January 1, 2023. The company has applied the temporary exception to recognizing and disclosing information about deferred tax assets and liabilities related to Global Anti-Base Erosion (“Pillar Two”) income taxes.
d)    Future Changes in Accounting Standards
i.    Amendments to IAS 1 – Presentation of Financial Statements (“IAS 1”)
The amendments clarify how to classify debt and other liabilities as current or non-current. The amendments to IAS 1 apply to annual reporting periods beginning on or after January 1, 2024.
The company is currently assessing the impact of these amendments.